Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Ingredient materials	$ 418,991	$ 540,689
Package and other materials	63,893	60,904
Finished goods	94,983	91,913
Total inventories	$ 577,867	$ 693,506